Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation: The accompanying unaudited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions for interim reporting as they are prescribed by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the financial statements not misleading have been included. As such, the information included in this quarterly report on Form 10-Q should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2012 that are included in our prospectus filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on April 5, 2013 (Prospectus). The consolidated balance sheet as of December 31, 2012, included herein was derived from the audited financial statements as of that date, but does not include all disclosures including notes required by GAAP. Interim financial results are not necessarily indicative of the results that may be expected for future interim periods or for the year ending December 31, 2013.

Basis of presentation: We prepare our financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. Revenues are recognized in the period in which they are earned. Expenses are recognized in the period in which the related liability is incurred.

Liquidity/Going Concern

Liquidity/Going Concern: Our primary sources of liquidity have been funds generated from debt financing, the sale of shares of common and preferred stock, grants in lieu of federal income tax credits, National Institute of Health grants and sales of state NOL carryforwards. We intend to attempt to raise additional financing in the third quarter of 2013, which might not be available on favorable terms, if at all. On June 5, 2013, we filed a registration statement on Form S-1 for a proposed public offering of $15.0 million of our common stock. We can provide no assurances that we will be able sell shares of our common stock in this offering on favorable terms or at all. We can provide no assurances that any additional sources of financing will be available to us on favorable terms, if at all. If we are unable to secure additional financings we would scale back our general and administrative activities and certain of our research and development activities.

We believe our current cash resources will be sufficient to satisfy our liquidity requirements at our current level of operations only through August 31, 2013 and then only if we are able to extend the payment of $3.5 million in outstanding indebtedness that matures on August 15, 2013. We need to raise additional financing in the near term, through this offering or otherwise, to repay certain indebtedness and fund our current level of operations. Even if further extensions are obtained, we anticipate that we will need to secure additional financing to provide sufficient cash for normal operations.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered recurring losses from operations, has negative working capital and a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Refer to the section entitled “Capital Resources and Expenditure Requirements” in Item 2. “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in the Form 10-Q of which these financial statements are a part.

Liquidity/Going Concern: Our primary sources of liquidity have been funds generated from debt financing, the sale of shares of common and preferred stock, grants in lieu of federal income tax credits, National Institute of Health grants and sales of state NOL carryforwards. We believe our current cash resources, including $663,900 received on January 22, 2013 from the sale of certain state NOL carryforwards, are sufficient to satisfy our liquidity requirements at our current level of operations through March 31, 2013.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 18, the Company has suffered recurring losses from operations, has negative working capital and a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 18. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Principles of consolidation

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and our wholly owned subsidiary, Cancer Genetics Italia SRL. All significant intercompany account balances and transactions have been eliminated in consolidation.

Principles of consolidation: The accompanying consolidated financial statements include the accounts of Cancer Genetics, Inc. and our wholly owned subsidiary, Cancer Genetics Italia SRL. All significant intercompany account balances and transactions have been eliminated in consolidation.

Use of estimates and assumptions

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for registration payments and assumptions used to value stock options and warrants. Actual results could differ from those estimates.

Use of estimates and assumptions: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, realization of amounts billed, realization of long-lived assets, realization of intangible assets, accruals for litigation and registration payments and assumptions used to value stock options and warrants. Actual results could differ from those estimates.

Risks and uncertainties

Risks and uncertainties: We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Risks and uncertainties: We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Cash and cash equivalents

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on our cash and cash equivalents.

Cash and cash equivalents: Highly liquid investments with original maturities of three months or less when purchased are considered to be cash equivalents. Financial instruments which potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain cash and cash equivalents with high-credit quality financial institutions. At times, such amounts may exceed insured limits. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on our cash and cash equivalents.

Revenue recognition

Revenue recognition: Revenue is recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition, and ASC 954-605 Health Care Entities, Revenue Recognition which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. In determining whether the price is fixed or determinable, we consider payment limits imposed by insurance carriers and Medicare and the amount of revenue recorded takes into account the historical percentage of revenue we have collected for each type of test for each payor category. Periodically, an adjustment is made to revenue to record differences between our anticipated cash receipts from insurance carriers and Medicare and actual receipts from such payors. For the periods presented, such adjustments were not significant. For direct bill customers (including clinical trials customers), revenue is recorded based upon the contractually agreed upon fee schedule. When assessing collectability, we consider whether we have sufficient payment history to reliably estimate a payor’s individual payment patterns. For new tests where there is no evidence of payment history at the time the tests are completed, we only recognize revenues once reimbursement experience can be established. We then recognize revenue equal to the amount of cash received. Sales of probes are recorded on the shipping date. We do not bill customers for shipping and handling fees and do not collect any sales or other taxes.

Revenues from grants to support product development are recognized when costs and expenses under the terms of the grant have been incurred and payments under the grants become contractually due.

Revenue recognition: Revenue is recognized in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605, Revenue Recognition, and ASC 954-605 Health Care Entities, Revenue Recognition which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence that an arrangement exists; (2) delivery has occurred and title and the risks and rewards of ownership have been transferred to the customer or services have been rendered; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. In determining whether the price is fixed or determinable, we consider payment limits imposed by insurance carriers and Medicare and the amount of revenue recorded takes into account the historical percentage of revenue we have collected for each type of test for each payor category. Periodically, an adjustment is made to revenue to record differences between our anticipated cash receipts from insurance carriers and Medicare and actual receipts from such payors. For the periods presented, such adjustments were not significant. For direct bill customers (including clinical trials customers), revenue is recorded based upon the contractually agreed upon fee schedule. When assessing collectability, we consider whether we have sufficient payment history to reliably estimate a payor’s individual payment patterns. For new tests where there is no evidence of payment history at the time the tests are completed, we only recognize revenues once reimbursement experience can be established. We then recognize revenue equal to the amount of cash received. Sales of probes are recorded on the shipping date. We do not bill customers for shipping and handling fees and do not collect any sales or other taxes.

Revenues from grants to support product development are recognized when costs and expenses under the terms of the grant have been incurred and payments under the grants become contractually due. In 2010, we were awarded a federal grant in the amount of $733,438 under the Qualifying Therapeutic Discovery Project which funded research targeted at new therapies to treat areas of unmet medical need or prevent, detect or treat chronic or acute diseases and conditions, reduce the long-term growth of health care costs in the U.S. or significantly advance the goal of curing cancer within 30 years. The qualifying expenditures were incurred in 2009 and 2010 and we have presented this grant in other income.

Accounts receivable

Accounts receivable: Accounts receivable are carried at original invoice amount less an estimate for contractual adjustments and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. Our policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. For direct bill clients, an assessment of credit worthiness is performed prior to initial engagement and is reassessed periodically. If deemed necessary, an allowance is established on receivables from direct bill clients. For insurance carriers where there is not an established pattern of collection, revenue is not recorded until cash is received. For receivables where insurance carriers have made payments to patients instead of directing payments to the Company, an allowance is established for a portion of such receivables. After reasonable collection efforts are exhausted, amounts deemed to be uncollectible are written off against the allowance for doubtful accounts. Since the Company only recognizes revenue to the extent it expects to collect such amounts, bad debt expense related to receivables from patient service revenue is recorded in general and administrative expense in the consolidated statement of operations. Recoveries of accounts receivable previously written off are recorded when received.

Accounts receivable: Accounts receivable are carried at original invoice amount less an estimate for contractual adjustments and doubtful receivables, the amounts of which are determined by an analysis of individual accounts. Our policy for assessing the collectability of receivables is dependent upon the major payor source of the underlying revenue. For direct bill clients, an assessment of credit worthiness is performed prior to initial engagement and is reassessed periodically. If deemed necessary, an allowance is established on receivables from direct bill clients. For insurance carriers where there is not an established pattern of collection, revenue is not recorded until cash is received. For receivables where insurance carriers have made payments to patients instead of directing payments to the Company, an allowance is established for a portion of such receivables. After reasonable collection efforts are exhausted, amounts deemed to be uncollectible are written off against the allowance for doubtful accounts. Since the Company only recognizes revenue to the extent it expects to collect such amounts, bad debt expense related to receivables from patient service revenue is recorded in general and administrative expense in the consolidated statement of operations. Recoveries of accounts receivable previously written off are recorded when received. The increase in the allowance from December 31, 2011 to December 31, 2012 was based upon the individual analysis of accounts receivable as described above.

Deferred IPO costs

Deferred Offering costs: Deferred offering costs represent legal, accounting and other direct costs related to our effort to raise capital through a stock offering. Future costs related to our offering activities will be deferred until the completion of the offering, at which time they will be reclassified to additional paid-in capital as a reduction of the offering proceeds. During the six months ended June 30, 2013, $617,706 in deferred offering costs were expensed in connection with our IPO and approximately $2.5 million in deferred offering costs were reclassified to additional paid-in capital. Additionally, $733,250 in deferred offering costs were reduced due to discounts given by vendors associated with that offering and $120,000 was refunded. At June 30, 2013 we had $143,000 in deferred offering costs in connection with the anticipated additional financing referred to above.

Deferred IPO costs: Deferred IPO costs represent legal, accounting and other direct costs related to our effort to raise capital through an IPO. Future costs related to our IPO activities will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. If we terminate our plan for an IPO, any deferred costs would be expensed at that time.

Warrant liability

Warrant liability: We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the binomial lattice valuation pricing model with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. Volatility is estimated based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. Prior to our IPO, the measurement date fair value of the underlying common shares was based upon an external valuation of our shares. (See Notes 8 and 9). Subsequent to the IPO, we use the closing price of our shares on the OTC Bulletin Board.

We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net income (loss) is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Warrant liability: We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. We account for these derivative warrants as liabilities. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the binomial lattice valuation pricing model with the assumptions as follows: The risk-free interest rate for periods within the contractual life of the warrant is based on the U.S. Treasury yield curve. The expected life of the warrants is based upon the contractual life of the warrants. Volatility is estimated based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The measurement date fair value of the underlying common shares is based upon an external valuation of our shares. (See Notes 12 and 13).

We compute the fair value of the warrant liability at each reporting period and the change in the fair value is recorded as non-cash expense or non-cash income. The key component in the value of the warrant liability is our stock price, which is subject to significant fluctuation and is not under our control. The resulting effect on our net loss is therefore subject to significant fluctuation and will continue to be so until the warrants are exercised, amended or expire. Assuming all other fair value inputs remain constant, we will record non-cash expense when the stock price increases and non-cash income when the stock price decreases.

Income taxes

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss carryforwards that are available to offset future taxable income and research and development credits. On January 22, 2013, we sold certain state net operating loss carryforwards. The proceeds of $663,900 are included in our income tax benefit for the six months ended June 30, 2013.

Income taxes: Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred income taxes. Deferred income taxes are recognized for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. Deferred income taxes are also recognized for net operating loss carryforwards that are available to offset future taxable income and research and development credits.

Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. We have established a full valuation allowance on our deferred tax assets as of December 31, 2012 and 2011, therefore we have not recognized any tax benefit or expense in the periods presented.

ASC 740, Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 provides that a tax benefit from uncertain tax positions may be recognized when it is more-likely-than-not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. ASC 740 also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. See Note 9 for a discussion of uncertain tax positions.

Our policy is to recognize interest and/or penalties related to income tax matters in income tax expense. There is no accrual for interest or penalties on our consolidated balance sheets at December 31, 2012 or 2011, and we have not recognized interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2012, 2011 or 2010.

Registration payment arrangements

Registration payment arrangements: We account for our obligations under registration payment arrangements in accordance with ASC 825-20, Registration Payment Arrangements. ASC 825-20 requires us to record a liability if we determine a registration payment is probable and if it can reasonably be estimated. As of June 30, 2013 and December 31, 2012, we have an accrued liability of $300,000 and $541,000, respectively, related to registration rights obligations associated with the issuance of Series B preferred stock and certain notes payable.

Registration payment arrangements: We account for our obligations under registration payment arrangements in accordance with ASC 825-20, Registration Payment Arrangements. ASC 825-20 requires us to record a liability if we determine a registration payment is probable and if it can reasonably be estimated. As of December 31, 2012 and 2011, we have an accrued liability of $541,000 and $150,000, respectively, related to the issuance of Series B preferred stock and certain notes payable.

Stock-based compensation

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 7.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by us are accounted for based on the fair value of the equity instrument issued.

We account for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity Based Payments to Non-Employees. Under ASC 505-50, we determine the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Stock-based compensation awards issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ deficit over the applicable service periods based on the fair value of the awards or consideration received at the vesting date.

Stock-based compensation: Stock-based compensation is accounted for in accordance with the provisions of ASC 718, Compensation-Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. See additional information in Note 11.

All issuances of stock options or other issuances of equity instruments to employees as the consideration for services received by us are accounted for based on the fair value of the equity instrument issued.

We account for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity Based Payments to Non-Employees. Under ASC 505-50, we determine the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Stock-based compensation awards issued to non-employees are recorded in expense and additional paid-in capital in stockholders’ deficit over the applicable service periods based on the fair value of the awards or consideration received at the vesting date.

Subsequent events	Subsequent events: We have evaluated potential subsequent events through August 5, 2013, which is the date the financial statements were issued.	Subsequent events: We have evaluated potential subsequent events through March 4, 2013, which is the date the financial statements were issued.
Earnings (loss) per share

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.

Basic net income (loss) and diluted net loss per share data were computed as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Numerator:
Net income (loss) for basic earnings per share	$(9,142,191)	$(1,860,461)	$(6,781,788)	$(2,932,978)
Less gain in fair value of warrant liability	—	1,456,000	5,129,000	3,036,000

Net (loss) for diluted earnings per share	$(9,142,191)	$(3,316,461)	$(11,910,788)	$(5,968,978)

Denominator:
Weighted-average basic common shares outstanding	3,985,663	1,346,124	2,667,799	1,337,702
Assumed conversion of dilutive securities:
Common stock purchase warrants	—	83,611	—	83,611

Potentially dilutive common shares	—	83,611	—	83,611

Denominator for diluted earnings per share – adjusted weighted-average shares	3,985,663	1,429,735	2,667,799	1,421,313

Basic net income (loss) per share	$(2.29)	$(1.38)	$(2.54)	$(2.19)

Diluted net loss per share	$(2.29)	$(2.32)	$(4.46)	$(4.20)

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Common stock purchase warrants	1,926,477	939,729	1,926,477	939,729
Stock options	507,610	584,190	507,610	584,190
Common shares issuable upon conversion of Series A Preferred Stock	—	352,614	—	352,614
Common shares issuable upon conversion of Series B Preferred Stock	—	364,320	—	364,320

	2,434,087	2,240,853	2,434,087	2,240,853

Earnings (loss) per share: Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the numerator is adjusted for the change in fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of dilutive potential common shares outstanding during the period using the treasury stock method.

Basic net loss and diluted net loss per share data were computed as follows:

	2012	2011	2010
Numerator:
Net (loss) for basic earnings per share	$(6,665,627)	$(19,887,040)	$(8,407,341)
Less change in fair value of warrant liability	7,538,000	—	—

Net (loss) for diluted earnings per share	$(14,203,627)	$(19,887,040)	$(8,407,341)

Denominator:
Weighted-average basic common shares outstanding	1,342,174	1,274,153	1,253,231
Assumed conversion of dilutive securities:
Common stock purchase warrants	3,987	—	—

Potentially dilutive common shares	3,987	—	—

Denominator for diluted earnings per share—adjusted weighted-average shares	1,346,161	1,274,153	1,253,231

Basic net loss per share	$(4.97)	$(15.61)	$(6.71)

Diluted net loss per share	$(10.55)	$(15.61)	$(6.71)

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation:

	2012	2011	2010
Common stock purchase warrants	1,102,176	888,739	745,732
Stock options	553,340	559,990	511,660
Common shares issuable upon conversion of Series A Preferred Stock	352,614	352,614	352,614
Common shares issuable upon conversion of Series B Preferred Stock	364,320	364,320	364,320
Common shares issuable upon conversion of note payable to shareholder	—	—	9,288

	2,372,450	2,165,663	1,983,614

Segment Reporting

Segment Reporting: Operating segments are defined as components of an enterprise about which separate discrete information is used by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. We view our operations and manage our business in one operating segment, which is the business of developing and selling diagnostic tests.

Deferred revenue		Deferred revenue: Payments received in advance of services rendered are recorded as deferred revenue and are subsequently recognized as revenue in the period in which the services are performed.
Fixed assets

Fixed assets: Fixed assets consist of diagnostic equipment, furniture and fixtures and leasehold improvements. Fixed assets are carried at cost and are depreciated over the estimated useful lives of the assets, which generally range from five to seven years. Leasehold improvements are amortized over the lesser of the lease term or the estimated useful lives of the improvements. The straight-line method is used for depreciation and amortization. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon sale, retirement or disposal of fixed assets, the accounts are relieved of the cost and the related accumulated depreciation or amortization with any gain or loss recorded to the consolidated statement of operations.

Fixed assets are reviewed for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These computations utilize judgments and assumptions inherent in our estimate of future cash flows to determine recoverability of these assets. If our assumptions about these assets were to change as a result of events or circumstances, we may be required to record an impairment loss.

Loan guarantee fee		Loan guarantee fee: Loan guarantee fees are amortized on a straight-line basis over the term of the guarantee.
Patents

Patents: We account for intangible assets under ASC 350, Goodwill and Other Intangibles—30 General Intangibles Other than Goodwill. Patents consist of legal fees incurred and are recorded at cost and amortized over the useful lives of the assets, using the straight-line method. Certain patents are in the legal application process and therefore are not currently being amortized. We review the carrying value of patents at the end of each reporting period. Based upon our review, there were no intangible asset impairments in 2012, 2011 or 2010. Accumulated amortization of patents as of December 31, 2012 and 2011 was approximately $41,000 and $24,000, respectively. Future amortization expense for legally approved patents is estimated at $15,200 per year through 2018 and approximately $12,000, $5,500, and $2,800 for 2019, 2020, and 2021, respectively.

Research and development

Research and development: Research and development costs associated with service and product development include direct costs of payroll, employee benefits, stock-based compensation and supplies and an allocation of indirect costs including rent, utilities, depreciation and repairs and maintenance. All research and development costs are expensed as they are incurred.

Fair value of financial instruments

Fair value of financial instruments: The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses, and capital leases approximate their estimated fair values due to the short-term maturities of those financial instruments. These financial instruments are considered Level 1 measurement under the fair value hierarchy, except for capital leases which are considered level 2. Due to the unique terms of our notes payable and lines of credit and the financial condition of the company, the fair value of the debt is not determinable. The fair value of warrants recorded as derivative liabilities is described in Note 13.